Goodwill and Other Intangibles (Goodwill by Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 2,440	$ 2,451
Currency translation adjustment	56	(11)
Goodwill, ending balance	2,496	2,440
North America
Goodwill [Roll Forward]
Goodwill, beginning balance	1,695	1,693
Currency translation adjustment	0	2
Goodwill, ending balance	1,695	1,695
EMEA
Goodwill [Roll Forward]
Goodwill, beginning balance	302	309
Currency translation adjustment	27	(7)
Goodwill, ending balance	329	302
Latin America
Goodwill [Roll Forward]
Goodwill, beginning balance	33	33
Currency translation adjustment	1	0
Goodwill, ending balance	34	33
Asia
Goodwill [Roll Forward]
Goodwill, beginning balance	410	416
Currency translation adjustment	28	(6)
Goodwill, ending balance	$ 438	$ 410